ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 18, 2022	Nov. 11, 2021	Sep. 24, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Feb. 22, 2024	Aug. 09, 2021
ORDINARY SHARES
Common stock, authorized price per share		$ 0.00001	$ 50				$ 50
Common shares, shares authorized		5,000,000,000		5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000
Common shares, par value (in dollars per share)				$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common shares, shares issued				474,621,603	474,621,603	677,231,538
Common shares, shares outstanding				474,621,603	474,621,603	677,231,538
Price per share						$ 11.50
Number of shares redesignated from ordinary shares					5,332,827
Re-designation of ordinary share into preferred shares					$ 23,650
Percentage of equity interest acquired				100.00%
Series Pre-A Preferred Shares | Pre A Investor B
ORDINARY SHARES
Number of shares redesignated from ordinary shares	5,332,827
Number of per shares redesignated from ordinary shares	$ 4.43
Re-designation of ordinary share into preferred shares	$ 23,650
Geely holding | Lotus Technology International Investment Limited
ORDINARY SHARES
Ownership interest held (as a percent)		100.00%
Founders Offshore Vehicle
ORDINARY SHARES
Price per share								$ 0.70
Lotus Technology International Investment Limited
ORDINARY SHARES
Price per share		$ 0.70
Percentage of equity interest acquired		100.00%
WFOE | Geely holding
ORDINARY SHARES
Percentage of equity interest acquired			22.22%
WFOE | Etika
ORDINARY SHARES
Percentage of equity interest acquired			33.33%
Lotus HK
ORDINARY SHARES
Percentage of equity interest acquired		100.00%